Segment reporting - Consolidated statements of financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Assets [abstract]
Goodwill	$ 29,702	$ 29,702	$ 29,702
Other intangible assets	100,642	20,756	51,267
Property, plant and equipment	554,914	620,034	740,906
Inventories	289,797	246,549
Trade and other receivables	385,613	247,792
Cash, restricted cash and cash equivalents	116,663	131,557	123,175	[1]	$ 216,647	[1]
Other	46,007	50,755
Total assets	1,523,338	1,347,145
Equity and liabilities [abstract]
Equity	320,031	365,719	602,297		$ 884,372
Provisions	198,583	163,783	130,943
Bank borrowings	98,967	107,607
Obligations under finance leases	18,358	22,536	$ 25,872
Debt instruments	440,297	357,508
Other financial liabilities	67,013	63,896
Trade and other payables	215,545	152,397
Other	164,544	113,699
Total equity and liabilities	1,523,338	1,347,145
Adjustments/Eliminations
Assets [abstract]
Trade and other receivables	(2,574,594)	(2,099,725)
Total assets	(2,574,594)	(2,099,725)
Equity and liabilities [abstract]
Trade and other payables	(2,618,022)	(2,141,417)
Other	43,428	41,692
Total equity and liabilities	(2,574,594)	(2,099,725)
North America Silicon | Operating segments
Assets [abstract]
Goodwill	29,702	29,702
Other intangible assets	4,015	14,604
Property, plant and equipment	324,210	353,145
Inventories	56,318	63,765
Trade and other receivables	867,128	609,456
Cash, restricted cash and cash equivalents	61,032	48,127
Other	(4,420)	(37,007)
Total assets	1,337,985	1,081,792
Equity and liabilities [abstract]
Equity	438,915	412,729
Provisions	21,458	33,812
Obligations under finance leases	6,334	4,260
Other financial liabilities	4,033	3,140
Trade and other payables	813,676	615,690
Other	53,569	12,161
Total equity and liabilities	1,337,985	1,081,792
Europe Silicon | Operating segments
Assets [abstract]
Other intangible assets	54,463	1,841
Property, plant and equipment	87,547	101,391
Inventories	121,813	90,434
Trade and other receivables	319,805	280,519
Cash, restricted cash and cash equivalents	10,660	13,684
Other	18,018	16,267
Total assets	612,306	504,136
Equity and liabilities [abstract]
Equity	150,320	169,850
Provisions	128,144	74,804
Bank borrowings	67,749	56,905
Trade and other payables	186,493	183,123
Other	79,600	19,453
Total equity and liabilities	612,306	504,135
Europe Manganese | Operating segments
Assets [abstract]
Other intangible assets	40,318	1,790
Property, plant and equipment	69,283	88,883
Inventories	77,425	62,243
Trade and other receivables	487,731	413,115
Cash, restricted cash and cash equivalents	32,139	34,335
Other	3,810	14,546
Total assets	710,706	614,912
Equity and liabilities [abstract]
Equity	86,234	13,998
Provisions	42,428	45,609
Bank borrowings	29,972	23,216
Obligations under finance leases	11,457	17,403
Other financial liabilities	153	331
Trade and other payables	550,695	500,813
Other	(10,233)	13,543
Total equity and liabilities	710,706	614,913
South Africa Silicon | Operating segments
Assets [abstract]
Other intangible assets	1,165	1,265
Property, plant and equipment	35,830	37,526
Inventories	21,008	20,375
Trade and other receivables	51,734	43,121
Cash, restricted cash and cash equivalents	6,787	2,777
Other	1,909	9,808
Total assets	118,433	114,872
Equity and liabilities [abstract]
Equity	21,048	17,856
Provisions	6,163	5,956
Obligations under finance leases	24	318
Trade and other payables	87,687	78,807
Other	3,511	11,935
Total equity and liabilities	118,433	114,872
Other segments | Operating segments
Assets [abstract]
Other intangible assets	681	1,256
Property, plant and equipment	38,044	39,089
Inventories	13,233	9,732
Trade and other receivables	1,233,809	1,001,306
Cash, restricted cash and cash equivalents	6,045	32,634
Other	26,690	47,141
Total assets	1,318,502	1,131,158
Equity and liabilities [abstract]
Equity	(376,486)	(248,714)
Provisions	390	3,602
Bank borrowings	1,246	27,486
Obligations under finance leases	543	555
Debt instruments	440,297	357,508
Other financial liabilities	62,827	60,425
Trade and other payables	1,195,016	915,381
Other	(5,331)	14,915
Total equity and liabilities	$ 1,318,502	$ 1,131,158

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.